SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
I.M.C. Holdings Ltd ("IMC") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%
Focus Medical Herbs Ltd. ("Focus") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	74.00%	74.00%
I.M.C Farms Israel Ltd. ("IMC Farms") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%
I.M.C Ventures Ltd. ("IMC Ventures") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	75.00%	75.00%
I.M.C - International Medical Cannabis Portugal Unipessoal Lda [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	100.00%	100.00%
Adjupharm GmbH ("Adjupharm") [Member]
Disclosure of subsidiaries [line items]
Percentage ownership	92.50%	95.00%